Operating Segments - Schedule of Reporting on Operating Segments Geographic Region (Details) - Reportable segments [member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Geographical markets
Operating segments by geographic region	$ 44,018	$ 37,736	$ 160,953
Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	40,017	33,758	141,447
Distribution [Member]
Geographical markets
Operating segments by geographic region	4,001	3,978	19,506
U.S.A [Member]
Geographical markets
Operating segments by geographic region	30,157	25,849	100,504
U.S.A [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	30,157	25,849	100,504
U.S.A [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Israel [Member]
Geographical markets
Operating segments by geographic region	5,354	5,810	25,012
Israel [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	1,353	1,832	5,506
Israel [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region	4,001	3,978	19,506
Latin America [Member]
Geographical markets
Operating segments by geographic region	4,611	1,116	18,606
Latin America [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	4,611	1,116	18,606
Latin America [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Canada [Member]
Geographical markets
Operating segments by geographic region	3,036	3,281	9,457
Canada [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	3,036	3,281	9,457
Canada [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Asia [Member]
Geographical markets
Operating segments by geographic region	790	1,434	2,376
Asia [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	790	1,434	2,376
Asia [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Europe [Member]
Geographical markets
Operating segments by geographic region	70	246	4,936
Europe [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region	70	246	4,936
Europe [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region
Others [Member]
Geographical markets
Operating segments by geographic region			62
Others [Member] | Proprietary Products [Member]
Geographical markets
Operating segments by geographic region			62
Others [Member] | Distribution [Member]
Geographical markets
Operating segments by geographic region